Consolidated Statements of Operations and Comprehensive Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Statement [Abstract]
Net sales	$ 3,877.5	$ 3,936.3	$ 3,777.1
Cost of goods sold	2,372.5	2,347.9	2,465.1
Gross profit	1,505.0	1,588.4	1,312.0
Selling, general and administrative expenses	596.2	602.2	494.0
Research and development expenses	48.5	47.0	39.6
Restructuring expenses	50.3	20.1	0.0
Merger costs	16.5	0.0	0.0
Asbestos adjustments	137.6	151.7	37.0
Operating income	655.9	767.4	741.4
Interest, net	10.3	15.3	30.7
Other expense (income), net	0.2	(2.7)	(12.8)
Income before income taxes	645.4	754.8	723.5
Income tax expense	221.4	244.6	211.5
Net income	$ 424.0	$ 510.2	$ 512.0
Income per share:
Basic (in dollars per share)	$ 0.98	$ 1.16	$ 1.15
Diluted (in dollars per share)	$ 0.98	$ 1.16	$ 1.15
Weighted average common shares outstanding (Millions):
Basic (in shares)	430.8	438.4	445.1
Diluted (in shares)	432.1	439.6	445.6
Comprehensive income, net of tax:
Net income	$ 424.0	$ 510.2	$ 512.0
Cash flow hedges	(0.1)	0.0	0.0
Pension adjustments	0.1	(0.5)	2.1
Currency translation adjustments	1.6	(14.5)	(33.4)
Reclassification of other comprehensive income	8.5	0.0	0.0
Comprehensive income	$ 434.1	$ 495.2	$ 480.7